Financial Instruments - Disclosure of Outstanding Interest Rate Swap Agreements (Detail) - Interest rate swap [member] - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 4,365	$ 4,032
Fair Value Liability	(142)	(49)
2-3 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	405	4,559
Fair Value Liability	(24)	(112)
3-4 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	414	4,548
Fair Value Liability	(20)	(151)
4-5 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	12,770	617
Fair Value Liability	(79)	(18)
Fair Value Asset	245
Later than 5 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 3	13,101
Fair Value Liability		(49)
Fair Value Asset		$ 1,143